Term Loan (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Term Loan

Term loans consist of the following (in thousands):

	December 31,
	2020	2019
Principal of term loan	$30,000	$30,000
Unamortized debt discount	(326)	(939)
Total term loan	29,674	29,061
Less: term loan, current	—	(7,500)
Term loan, noncurrent	$29,674	$21,561

Summary of Debt Maturities

Aggregate annual payments due on the SVB Term Loan as of December 31, 2020 were as follows (in thousands):

Years Ending December 31:
2021	$1,141
2022	1,141
2023	8,073
2024	12,667
2025	13,233
Total future payments	36,255
Less: amount representing interest	(4,230)
Less: final payment	(2,025)
Total term loan	30,000
Less: unamortized debt discount	(326)
Total term loan, net of debt discount	29,674